Income Taxes - Summary of Significant Components of Company's Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	$ 22,198	$ 15,858
Tax Loss Carryforwards
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	18,956	14,359
Exploration and Evaluation Assets
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	472	124
Financing Costs
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	436	573
Capital Assets
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	2,203	238
Other
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits [Line Items]
Tax loss carryforwards	$ 131	$ 564